SEGMENT REPORTING (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
SEGMENT REPORTING
Non-cash expenses	$ 8,240,647	$ 7,027,922	$ 3,979,584	$ 2,990,072